STOCK-BASED COMPENSATION - Options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Option and Grant Plan 2019
Options
Outstanding at beginning of period (in shares)	5,787,185
Granted (in shares)	17,398,882
Exercised (in shares)	(511,873)
Cancelled/forfeited (in shares)	(1,049,747)
Outstanding at end of period (in shares)	21,624,447	5,787,185
Vested (in shares)	2,340,128
Vested and expected to vest (in shares)	21,624,447
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 0.88
Granted (in dollars per share)	4.07
Exercised (in dollars per share)	0.65
Cancelled/forfeited (in dollars per share)	2.27
Outstanding at end of period (in dollars per share)	3.39	$ 0.88
Vested (in dollars per share)	1.80
Vested and expected to vest (in dollars per share)	$ 3.39
Contractual Term and Aggregate Intrinsic Value
Weighted average contractual term (in years)	9 years 2 months 19 days	9 years 8 months 15 days
Vested, weighted average contractual term (in years)	8 years 10 months 6 days
Vested and expected to vest, weighted average contractual term (in years)	9 years 2 months 19 days
Aggregate intrinsic value	$ 82,038	$ 7,680
Vested, aggregate intrinsic value	11,942
Vested and expected to vest, aggregate intrinsic value	$ 82,038
Employee Stock Purchase Plan 2021
Options
Granted (in shares)	0